CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,468,499	$ 230,440	¥ 2,273,349
Restricted cash	41,040	6,440	2,401
Term deposit	5,000	785	5,000
Accounts receivable (net of allowance of nil and RMB814 as of December 31, 2020 and 2021, respectively)	537,084	84,280	298,038
Amounts due from related parties (net of allowance of nil and nil as of December 31, 2020 and 2021, respectively)	295,614	46,388	860,213
Inventories, net	1,249,327	196,047	1,217,537
Short-term investments	19,351	3,037	18,430
Prepaid expenses and other current assets	315,038	49,436	152,898
Total current assets	3,930,953	616,853	4,827,866
Property, plant and equipment, net	133,873	21,008	124,619
Intangible assets, net	135,582	21,276	145,213
Long-term investments	1,552,591	243,635	443,986
Deferred tax assets	143,419	22,506	120,190
Operating lease right-of-use assets	108,435	17,016	151,165
Goodwill	61,055	9,581	62,515
Other non-current assets	19,593	3,075	28,165
Total assets	6,085,501	954,950	5,903,719
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB1,945,731 and RMB1,314,091 as of December 31, 2020 and 2021, respectively)	1,317,306	206,714	1,951,335
Advance from customers (including advance from customers of the consolidated VIEs without recourse to the Group of RMB41,312 and RMB2,262 as of December 31, 2020 and 2021, respectively)	4,230	664	42,502
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to the Group of RMB892 and RMB48,561 as of December 31, 2020 and 2021, respectively)	50,123	7,865	11,185
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB175,747 and RMB165,181 as of December 31, 2020 and 2021, respectively)	316,083	49,600	252,275
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB27,706 and RMB411 as of December 31, 2020 and 2021, respectively)	2,595	407	27,706
Notes payable of the consolidated VIEs without recourse to the Group	103,795	16,288
Short-term bank borrowings (including short-term bank borrowings of the consolidated VIEs without recourse to the Group of RMB504,671 and RMB303,000 as of December 31, 2020 and 2021, respectively)	358,000	56,178	504,671
Total current liabilities	2,152,132	337,716	2,789,674
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB17,171 and RMB23,006 as of December 31, 2020 and 2021, respectively)	26,909	4,223	22,374
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Group of RMB183,920 and RMB172,735 as of December 31, 2020 and 2021, respectively)	175,053	27,470	185,168
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Group of RMB60,000 and RMB254,500 as of December 31, 2020 and 2021, respectively)	726,851	114,059	60,000
Non-current operating lease liabilities (including Noncurrent operating lease liabilities of the consolidated VIEs without recourse to the Group of RMB48,650 and RMB29,435 as of December 31, 2020 and 2021, respectively)	71,117	11,160	116,245
Total liabilities	3,152,062	494,628	3,173,461
Equity
Additional paid-in capital	1,641,544	257,594	1,552,109
Treasury shares	(21,798)	(3,421)
Accumulated retained earnings	1,271,171	199,474	1,133,368
Accumulated other comprehensive income	29,271	4,596	44,624
Total Zepp Health Corporation shareholders' equity	2,920,347	458,268	2,730,258
Noncontrolling interest	13,092	2,054
Total equity	2,933,439	460,322	2,730,258
Total liabilities and equity	6,085,501	954,950	5,903,719
Class A Ordinary Shares
Equity
Ordinary shares	85	13	81
Class B Ordinary Shares
Equity
Ordinary shares	¥ 74	$ 12	¥ 76